Condensed Statements of Operations and Comprehensive Loss - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development		$ 7,672,000	$ 3,935,000		$ 19,546,000	$ 8,903,000	$ 12,896,000	$ 6,660,000
Sales and marketing		1,048,000	279,000		2,261,000	876,000	1,158,000	908,000
General and administrative		2,316,000	630,000		7,667,000	2,178,000	3,338,000	2,321,000
Total operating expenses		11,036,000	4,844,000		29,474,000	11,957,000	17,392,000	9,889,000
Loss from operations		(11,036,000)	(4,844,000)		(29,474,000)	(11,957,000)	(17,392,000)	(9,889,000)
Other income (expense):
Interest expense, net		(1,582,000)	(38,000)		(1,693,000)	(106,000)	(132,000)	(1,019,000)
Gain (loss) on revaluation of warrant liabilities		(2,949,000)	24,000		(17,753,000)	78,000	(1,296,000)	(341,000)
Gain (loss) on revaluation of derivative liabilities		(36,703,000)	2,089,000		(248,691,000)	5,849,000	(11,532,000)	(19,000)
Other income (expense), net		945,000	(2,000)		926,000	(64,000)	(67,000)	(199,000)
Total other income (expense)		(40,289,000)	2,073,000		(267,211,000)	5,757,000	(13,027,000)	(1,578,000)
Net income (loss) and comprehensive loss		$ (51,325,000)	$ (2,771,000)		$ (296,685,000)	$ (6,200,000)	(30,419,000)	(11,467,000)
Series B Redeemable Preferred Stock accretion								(79,000)
Net loss and comprehensive loss to Common Stockholders							$ (30,419,000)	$ (11,546,000)
Net loss per share - basic and diluted		$ (5.82)	$ (0.39)		$ (35.08)	$ (0.87)	$ (4.28)	$ (1.64)
Weighted average shares used in per share calculation - basic and diluted		8,823,458	7,102,536		8,458,054	7,099,532	7,108,389	7,043,575
ACON S2 Acquisition Corp [Member]
Operating expenses
General and administrative	$ 41,854	$ 1,702,053		$ 708,829	$ 2,625,204
Loss from operations	(41,854)	(1,702,053)		(708,829)	(2,625,204)
Other income (expense):
Gain (loss) on revaluation of warrant liabilities		(2,232,690)		(1,854,400)	1,137,350
Financing costs – derivative warrant liabilities	(735,490)			(735,490)
Gain on marketable securities (net), and dividends held in Trust Account		4,925		4,454	12,393
Other income (expense), net	(735,490)
Total other income (expense)	(735,490)	(2,227,765)		(2,585,436)	1,149,743
Net income (loss) and comprehensive loss	$ (777,344)	$ (3,929,818)		$ (3,294,265)	$ (1,475,461)
Redeemable Class A Common Stock [Member] | ACON S2 Acquisition Corp [Member]
Other income (expense):
Net loss per share - basic and diluted				$ (0.15)
Weighted average shares used in per share calculation - basic and diluted				16,139,241
Non Redeemable Class A and Class B Common Stock [Member] | ACON S2 Acquisition Corp [Member]
Other income (expense):
Net loss per share - basic and diluted				$ (0.15)
Weighted average shares used in per share calculation - basic and diluted				6,250,000
Non Redeemable Class A Common Stock [Member] | ACON S2 Acquisition Corp [Member]
Other income (expense):
Net loss per share - basic and diluted	$ (0.08)	$ (0.13)			$ (0.05)
Weighted average shares used in per share calculation - basic and diluted	6,250,000	6,250,000			6,250,000
Shares Subject to Redemption | ACON S2 Acquisition Corp [Member]
Other income (expense):
Net loss and comprehensive loss to Common Stockholders	$ (293,337)	$ (3,143,854)		$ (2,374,665)	$ (1,180,369)
Net loss per share - basic and diluted	$ (0.08)	$ (0.13)		$ (0.15)	$ (0.05)
Weighted average shares used in per share calculation - basic and diluted	3,787,879	25,000,000		16,139,241	25,000,000